Related party transactions Receivables (Payables) from Related Parties (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries	$ 510.5		$ 248.3
Trading balances due to Seadrill and subsidiaries	(91.7)		(234.2)
Revolving credit facility with Seadrill	0		(125.9)
Seadrill and Subsidiaries
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries	510.5	[1]	248.1	[1]
Trading balances due to Seadrill and subsidiaries	(614.3)	[1]	(292.1)	[1]
Revolving credit facility with Seadrill	0	[2]	(125.9)	[2]
Rig financing agreement with Seadrill	(691.3)	[3]	(1,825.2)	[3]
Vendor Financing Loan | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties	(109.5)	[4]	(109.5)	[4]
Notes Payable, Other Payables | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties	$ (100.0)	[5]	$ (299.9)	[5]

[1]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest and interest rate swap agreements. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.
[2]	Revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance.
[3]	Rig financing agreements – See Note 7 for details of the Rig Financing Agreements. Under the agreements each rig owning subsidiary can make payment of principal and interest directly to the lenders or to Seadrill under each Rig Financing Agreement corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to each rig.
[4]	$109.5 million Vendor financing loan - On May 17, 2013, Seadrill Partners Operating LLC entered into a $109.5 million loan agreement with Seadrill as the lender to finance the acquisition of the T-15. The T-15 loan agreement bears interest at a rate of LIBOR plus 5% and matures in May 2016.
[5]	Discount loan notes $229.9 million Discount Note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. The note was repaid in full in February 2014 with proceeds from the term loan B refinancing.$70.0 million Discount Note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note to Seadrill in an initial amount of $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $73 million to Seadrill. The note was repaid in full in February 2014 with proceeds from the term loan B refinancing.$100.0 million Discount Note - In March 2014, as part of the acquisition of the West Sirius, Seadrill Capricron Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note is repayable in September 2015 and upon maturity, the Company will pay $103.7 million to Seadrill. Refer also to Note 5.